Related Party Transactions (Details) - USD ($)	3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Feb. 08, 2023	Feb. 03, 2023	Nov. 09, 2022
Related Party Transaction [Line Items]
Investments	$ 24,584,000	$ 25,154,000	$ 24,825,000				$ 25,154,000		$ 24,584,000		$ 25,551,000	$ 24,752,000
Revenues	19,605,000	12,917,000	9,646,000	$ 8,072,000	$ 9,852,000	$ 7,857,000	22,563,000	$ 17,709,000	42,168,000	$ 25,781,000	$ 37,343,000	$ 25,461,000
Notes receivable, commitment to purchase															$ 5,500,000
Sale of private placement warrants (in shares)											985,278	985,278	985,278	10,000,000	316,250
Class of warrant or right, exercise price of warrants or rights (in dollars per share)											$ 3.36	$ 4.56	$ 9.91		$ 0.01
Senior Secured Notes Receivable
Related Party Transaction [Line Items]
Approval of note holders to amend agreement															66.66%
One Tranche Of Notes
Related Party Transaction [Line Items]
Amount of Notes purchased															$ 10,000,000
Sale of private placement warrants (in shares)															575,000
Class of warrant or right, exercise price of warrants or rights (in dollars per share)															$ 0.0575
Warrants term															3 years
LanzaJet Freedom Pines Fuels LLC
Related Party Transaction [Line Items]
Notes receivable, aggregate principal amount															$ 147,000,000
LanzaJet Freedom Pines Fuels LLC | Senior Secured Notes Receivable
Related Party Transaction [Line Items]
Notes receivable, aggregate principal amount															$ 113,500,000
Line of credit facility, interest rate															6.00%
LanzaJet Freedom Pines Fuels LLC | Subordinated Secured Notes Receivable
Related Party Transaction [Line Items]
Notes receivable, aggregate principal amount															$ 33,500,000
Line of credit facility, interest rate															6.00%
Related Party Transition Services Agreement | Equity Method Investee
Related Party Transaction [Line Items]
Revenues	97,000	67,000	45,000	23,000	58,000	67,000	112,000	125,000	209,000	148,000	$ 185,000	$ 495,000
Related Party Investment Agreement | Equity Method Investee
Related Party Transaction [Line Items]
Revenues	6,000	102,000	338,000	39,000	108,000	23,000	440,000	131,000	446,000	170,000		428,000
Related Party Supply Agreement | Equity Method Investee
Related Party Transaction [Line Items]
Revenues	0	75,000	0	87,000	46,000	18,000	75,000	64,000	75,000	151,000	289,000	282,000
Related party transaction	199,000	164,000	$ 126,000	630,000	137,000	$ 249,000	414,000	263,000	612,000	893,000	$ 645,000	$ 1,223,000
Related Party Licensing Agreement | Equity Method Investee
Related Party Transaction [Line Items]
Revenues	$ 951,000	$ 249,000		$ 0	$ 0		$ 249,000	$ 0	$ 1,200,000	$ 0